Business Segment Information (Narrative) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Operating profit (loss)	¥ 1,551.0	¥ 1,663.4	¥ 1,463.4
Business Segment, Other [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)	(151.6)	(194.7)	(171.0)
Modification Impact [Member] | Corporate Banking Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)	26.0	53.8	52.1
Modification Impact [Member] | Global Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)	(6.2)	(3.5)	(3.4)
Modification Impact [Member] | Global Markets Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)	0.8	1.0	(1.4)
Modification Impact [Member] | Business Segment, Other [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)	¥ 5.4	¥ 2.5	¥ 4.8